Debt - Schedule of Debt Recorded At Amortized Cost (Parenthetical) (Details) $ in Thousands, € in Millions, SFr in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)		Dec. 31, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 5,665,547			$ 5,480,993
Hermes
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee		95.00%
$350.0 million 5.625% Senior Secured Notes due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability								250,000
$250.0 million 6.250% Senior Notes due 2025
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					0
Secured Notes					$ 250,000			$ 250,000
Secured Notes, Interest rate		6.25%		6.25%	6.25%	6.25%		6.25%	6.25%
Expiry year		2025		2025
$825.0 million 5.875% Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 0			$ 825,000
Secured Notes					$ 825,000			$ 825,000
Secured Notes, Interest rate		5.875%		5.875%	5.875%	5.875%		5.875%	5.875%
Expiry year		2027		2027
$500.0 million 7.000% Senior Notes due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 500,000			$ 500,000
Secured Notes					$ 500,000			$ 500,000
Secured Notes, Interest rate		7.00%		7.00%	7.00%	7.00%		7.00%	7.00%
Expiry year		2029		2029
$720.0 million 9.125% Senior Notes due 2031
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 720,000			$ 720,000
Secured Notes					$ 720,000			$ 720,000
Secured Notes, Interest rate		9.125%		9.125%	9.125%	9.125%		9.125%	9.125%
Expiry year		2031		2031
$1.7 billion 5.875% Senior Notes due 2033
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 1,700,000			$ 0
Secured Notes					$ 1,700,000			$ 1,700,000
Secured Notes, Interest rate		5.875%		5.875%	5.875%	5.875%		5.875%	5.875%
Expiry year		2033		2033
EUR 6.2 Million Loan, Fixed at 0.3%, Due 2026
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €		€ 6.2		€ 6.2
Loan and financial liability					$ 1,099			$ 2,265
Fixed interest rate		0.30%		0.30%	0.30%	0.30%		0.30%	0.30%
Expiry year		2026		2026
20.0 Million CHF Loan, Fixed at 1.5% - 2.0%, Due 2027
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | SFr						SFr 20.0			SFr 20.0
Loan and financial liability					$ 8,410			$ 11,050
Expiry year		2027		2027
20.0 Million CHF Loan, Fixed at 1.5% - 2.0%, Due 2027 | Minimum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate		0.25%		0.25%	0.25%	0.25%		0.25%	0.25%
20.0 Million CHF Loan, Fixed at 1.5% - 2.0%, Due 2027 | Maximum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate		2.00%		2.00%	2.00%	2.00%		2.00%	2.00%
Viking Baldur Viking Magni [Member] | EUR 54.2 Million Loan, Variable Base Rate Plus 2.2% - 2.4%, Due 2025
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €		€ 54.2		€ 54.2
Loan and financial liability					$ 0			$ 17,096
Variable interest rate		2.40%			2.40%	2.40%
Expiry year		2025		2025
Viking Legend Refinancing, Viking Baldur, Viking Magni | EUR 54.2 Million Loan, Variable Base Rate Plus 2.2% - 2.4%, Due 2025
Disclosure of detailed information about borrowings [line items]
Variable interest rate				2.40%				2.40%	2.40%
Viking Kvasir | EUR 20.3 Million Loan, Variable Base Rate Plus 2.4%, Due 2026
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €		€ 20.3		€ 20.3
Loan and financial liability					$ 10,089			$ 12,343
Variable interest rate		2.40%		2.40%	2.40%	2.40%		2.40%	2.40%
Expiry year		2026		2026
Viking Herja, Viking Hild, Viking Sigrun, Viking Einar | EUR 225.8 Million Loan, Fixed at 4.73% or Variable at SOFR plus CAS and 2.0%, Due Through 2027
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1]	€ 225.8		€ 225.8
Loan and financial liability					$ 0			$ 23,087
Variable interest rate		2.00%		2.00%	2.00%	2.00%		2.00%	2.00%
Fixed interest rate		4.73%		4.73%	4.73%	4.73%		4.73%	4.73%
Expiry year		2027		2027
Viking Idi Viking Astrild Viking Beyla | $53.5 Million Loan, Fixed at 5.12%, Due 2025
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 53,500			$ 53,500
Loan and financial liability					$ 0			$ 14,384
Fixed interest rate		5.12%		5.12%	5.12%	5.12%		5.12%	5.12%
Expiry year		2025		2025
Viking Hemming Viking Osfrid And Viking Torgil | $40.0 million loan, fixed at 5.43%, due 2027
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 40,000			$ 40,000
Loan and financial liability					$ 0			$ 15,000
Fixed interest rate		5.43%		5.43%	5.43%	5.43%		5.43%	5.43%
Expiry year		2027		2027
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 102,000			$ 102,000
Loan and financial liability					$ 38,842			$ 51,113
Expiry year		2028		2028
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028 | Minimum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate		5.22%		5.22%	5.22%	5.22%		5.22%	5.22%
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028 | Maximum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate		5.26%		5.26%	5.26%	5.26%		5.26%	5.26%
Viking Helgrim | $15.1 Million Loan, Variable Base Rate Plus 2.35%, Due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 15,100			$ 15,100
Loan and financial liability					$ 7,404			$ 9,307
Variable interest rate		2.35%		2.35%	2.35%	2.35%		2.35%	2.35%
Expiry year		2029		2029
Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn | EUR 153.2 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €		€ 153.2	[1]	€ 153.2
Loan and financial liability					$ 64,832			$ 85,251
Variable interest rate		1.30%		1.30%	1.30%	1.30%		1.30%	1.30%
Expiry year		2029		2029
Viking Gymir, Viking Egdir | EUR 53.6 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1]	€ 53.6		€ 53.6
Loan and financial liability					$ 29,915			$ 37,394
Viking Gymir, Viking Egdir | EUR 53.6 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029 | Minimum
Disclosure of detailed information about borrowings [line items]
Variable interest rate		1.30%		1.30%	1.30%	1.30%		1.30%	1.30%
Viking Gymir, Viking Egdir | EUR 53.6 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029 | Maximum
Disclosure of detailed information about borrowings [line items]
Variable interest rate		2029.00%		2029.00%	2029.00%	2029.00%		2029.00%	2029.00%
Viking Orion | $291.2 Million Financial Liability, Due 2030
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 291,200			$ 291,200
Loan and financial liability					0			209,608
Expiry year		2030		2030
Viking Jupiter | $290.2 Million Financial Liability, Due 2031
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					290,200			290,200
Loan and financial liability					206,702			221,153
Expiry year		2031		2031
Viking Octantis | $255.7 Million Financial Liability, Variable at SOFR plus CAS and 3.0%, Due 2033
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					255,700			255,700
Loan and financial liability					$ 0			$ 217,359
Variable interest rate		3.00%		3.00%	3.00%	3.00%		3.00%	3.00%
Expiry year		2033		2033
Viking Mars | $299.5 Million Financial Liability, Due 2034
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 299,500			$ 299,500
Loan and financial liability					0			271,709
Expiry year		2034		2034
Viking Neptune | EUR 316.6 Million Loan, Fixed at 1.81%, Due 2034
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[2]	€ 316.6		€ 316.6
Loan and financial liability					$ 278,811			$ 274,091
Fixed interest rate		1.81%		1.81%	1.81%	1.81%		1.81%	1.81%
Expiry year		2034		2034
Viking Saturn | EUR 316.6 Million Loan, Fixed at 1.87%, Due 2035
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[2]	€ 316.6		€ 316.6
Loan and financial liability					$ 294,301			$ 287,795
Fixed interest rate		1.87%		1.87%	1.87%	1.87%		1.87%	1.87%
Expiry year		2035		2035
Viking Vela | $401.0 million loan, fixed at 3.64%, due 2036
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[2]				$ 401,000			$ 401,000
Loan and financial liability					$ 367,572			$ 400,988
Fixed interest rate		3.64%		3.64%	3.64%	3.64%		3.64%	3.64%
Expiry year		2036		2036
Viking Vela | $675.0 million 5.000% Senior Secured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 675,000
Viking Vesta | $430.5 million loan, fixed at 3.70%, due 2037
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[2]				430,500			$ 430,500
Loan and financial liability					$ 412,570			$ 0
Fixed interest rate		3.70%		3.70%	3.70%	3.70%		3.70%	3.70%
Expiry year		2037		2037
Viking Star, Viking Sea and Viking Sky | $675.0 million 5.000% Senior Secured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Loan and financial liability								$ 675,000
Secured Notes					$ 675,000			$ 675,000
Secured Notes, Interest rate		5.00%		5.00%	5.00%	5.00%		5.00%	5.00%
Expiry year		2028		2028
Viking Venus | $350.0 million 5.625% Senior Secured Notes due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability					$ 350,000			$ 350,000
Secured Notes					$ 350,000			$ 350,000
Secured Notes, Interest rate		5.625%		5.625%	5.625%	5.625%		5.625%	5.625%
Expiry year		2029		2029
SACE Financing
Disclosure of detailed information about borrowings [line items]
Loan and financial liability							$ 430,500	$ 401,000
Expiry year		12 years
Percentage of insurance policy to lenders covering of principal and interest of facility amount		100.00%		100.00%

[1]	Euler Hermes Aktiengesellschaft (“Hermes”) provides a guarantee equal to 95% of the loan amounts
[2]	SACE SpA (“SACE”) provides an insurance policy to the lenders covering 100% of the principal and interest of facility amounts